CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

13.      CASH AND CASH EQUIVALENTS

Cash and cash equivalents represent cash on hand and in bank accounts, as well as short-term bank deposits, which have original maturities of less than three months. Other short-term highly liquid investments are treated as cash equivalents only if they are held for the purpose of meeting short-term cash commitments, are readily convertible to known amounts of cash and are subject to insignificant risk of change in value. Cash and cash equivalents are placed in banks with credit ratings from AAA to B+ according to an independent credit rating agency Expert RA.

Cash and cash equivalents comprised the following:

	December 31,
	2022	2021
Cash and cash equivalents at banks and on hand in:
Russian Rubles	33,912	17,911
Chinese yuan	12,404	15
US Dollars	11,902	1,766
Euro	7,516	2,899
Turkmenian Manat	314	367

Other	2,031	801

Short-term deposits with an original maturity of less than 92 days:
Russian Rubles	10,213	16,594

Other	—	237

Total cash and cash equivalents	78,292	40,590